Sentinel Variable Products Trust

                              Policyholders Report

                               December 31, 2000

================================================================================


SENTINEL VARIABLE PRODUCTS TRUST

National Life Drive,
Montpelier, Vermont 05604


--------------------------------------------------------------------------------
 TABLE OF CONTENTS

 2    Message to Policyholders
 3    Fund Performance
 4    Sentinel Variable Products Trust Common Stock Fund
 5    Sentinel Variable Products Trust Growth Index Fund
 7    Sentinel Variable Products Trust Mid Cap Growth Fund
 8    Sentinel Variable Products Trust Small Company Fund
 9    Sentinel Variable Products Trust Money Market Fund
10    SVPT Statement of Assets and Liabilities
11    SVPT Statement of Operations
12    SVPT Statement of Changes in Net Assets
14    SVPT Financial Highlights
16    SVPT Notes to Financial Statements
18    Trustees and Officers

================================================================================


                            Message to Policyholders


photo missing                           photo missing



Thomas H. MacLeay                       Joseph M. Rob
Chairman                                President



Dear Policyholder:

We are pleased to present our Policyholders Report for the period ending December 31, 2000.

The Sentinel Variable Products Trust Funds began operations November 30, 2000 as replacements for Market Street portfolios with similar objectives. The new Funds offer you access to a broad cross section of time-proven investment disciplines in which you can invest with the highest level of confidence.

Since the reporting period of this report is of such short duration - one month
- we thought you might appreciate knowing a little more about the companies behind your variable life insurance or annuity contract.

As you know, your variable life insurance or annuity contract is underwritten by National Life Insurance Company of Montpelier, Vermont. Founded in 1850, National Life is the flagship company of the National Life Group, a complex of dynamic organizations providing an exceptionally broad array of sophisticated financial services to individuals and institutions across the nation. National Life Group affiliates manage assets in excess of $10 billion for a variety of insurance, mutual fund, trust, endowment and individual accounts.

Management of the Sentinel Variable Products Trust Funds is provided by National Life Investment Management Company (NLIMC), which provides management for a variety of National Life insurance portfolios. An affiliate of NLIMC, Sentinel Advisors Company, also manages the Sentinel Funds, one of America's oldest fund families. Currently consisting of fifteen funds, Sentinel's track record of performance reaches all the way back to 1934.

Many of the NLIMC personnel who manage National Life portfolios are the same individuals who manage Sentinel Funds portfolios in their roles with Sentinel Advisors Company. The Sentinel Advisors/NLIMC affiliation is particularly important because all Sentinel Variable Products Trust funds are managed by the same seasoned professionals who manage similar Sentinel fund portfolios. Averaging more than 17 year's investment experience apiece, they bring a perspective to their management responsibilities on your behalf that is virtually impossible to over emphasize in its importance.

We look forward to continuing to offer you the benefits of their experience in the coming years as you seek to satisfy your long-term financial objectives. Our economic review and outlook follows.

THE ECONOMY

Recent months were punctuated by a number of issues reflecting growing concern among investors. Economic growth and earnings trends for U.S. companies saw pronounced moderation; the primary culprit appeared to be increases in short-term interest rates by the Federal Reserve over the past eighteen months, initiated to forestall domestic inflationary pressures.

The resulting effect was dampened growth trends in many sectors of the economy. A sharp increase in the price of energy, which generally acts as a tax on business activity, also negatively affected business operating trends during the past few months. Oil, natural gas and electricity prices have more than doubled over the past year, due to economic strength coupled with tight supply/demand conditions. The unprecedented nature of the presidential campaign injected greater uncertainty into financial markets.

================================================================================


EQUITY MARKETS

The equity markets continued to be volatile, looking for a clear direction that never came. The extended presidential election was a major factor, with all major indices reflecting the prevailing and ongoing confusion. Investors remained negatively inclined toward technology companies, but other sectors regained their vigor. Utilities, health care, consumer staples, financial and energy companies posted strong returns, as investors diversified commitments and refocused on companies with sustainable fundamental business trends.

Sectors that performed poorly included those that were highly economically sensitive, as well as those where pricing pressures and competitive upheaval punished earnings prospects. The former group included basic materials and consumer cyclical companies, primarily retailers and auto stocks. The area most adversely affected by pricing competition was in communications services, resulting from the severe stock market pressure that stalled the momentum of wireless and long distance telephone stocks. Demand for these services continued to be healthy but pricing eroded, due to overcapacity and fierce competition among an ever-growing number of providers.

Reflecting its strength as a major engine of worldwide growth, the slowdown in the U.S. economy impacted trends in the economies of its major trading partners. As a result, foreign stocks mirrored our domestic difficulties, posting negative returns in most major markets.

The equity markets have experienced substantial volatility and turmoil over the course of this year, moving into negative territory for both the Dow Jones Industrial Average and the Standard & Poor's 500 Index, with a more sizable loss in the NASDAQ.

FIXED INCOME MARKETS

Bond fund investors were rewarded with attractive total returns as long-term interest rates declined in anticipation of a slowdown in economic activity, brought on by a tightening of credit conditions by the Federal Reserve.

The intent of this preemptive Fed policy was to prevent the economy from overheating, while keeping the general level of price increases at acceptable levels. In this environment, securities issued by the U.S. Treasury were among the best performing issues because of their unequalled credit worthiness. The U.S. Treasury Department continued to reduce the supply of Treasury issues, eliminating both the frequency and amounts of future government bond auctions through its buyback program. As evidence of a slowing U.S. economy grew in recent months, short-and-intermediate maturity U.S. Treasuries outperformed longer maturity issues.

Corporate bond returns were significantly lower, due to credit quality concerns based on slowing economic conditions. Among the hardest hit issuers were retailers, consumer finance companies and cyclical industrial companies. Investors sought the relative safety of large, liquid bonds issued by companies in industries perceived to be resistant to economic downturns, including energy, consumer products and defense contractors.

The year ended well for most fixed income markets, with bonds providing investment returns exceeding those of the equity indices. In an environment of moderating economic growth, we believe bonds should continue to offer investors attractive relative returns and the benefit of portfolio diversification.

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OUTLOOK

The past year has been one of exceptional, albeit moderating, economic growth. Through this 4 process of economic moderation we have witnessed strains on corporate earnings growth, leading to a more volatile stock market environment. However, barring unforeseen events, we do not expect a recession to occur in the coming year. In such an environment, corporate prospects should begin to strengthen once again - providing returns on equities more in line with historical levels and well above those of the past year.

After this challenging year in the capital markets, we look forward to taking advantage of the inevitable return to a stronger path of economic growth and improving market prospects. Our goal is consistent: to own high quality securities with good long-term prospects purchased at attractive prices to maximize returns. This disciplined investment process, focused on long-term returns for our shareholders, has withstood the test of time.

As always, we recommend that you hold a diversified portfolio of funds suited to meeting your individual investment goals. We thank you for the trust you and your financial advisor have placed in us, and assure you that we will do everything within our power to warrant it.


/S/ THOMAS H. MACLEAY                       /S/ JOSEPH M. ROB
---------------------                       -----------------
Thomas H. MacLeay                           Joseph M. Rob
Chairman                                    President








4


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-------------------------------------------------------
FUND PERFORMANCE

Performance data for each Sentinel Variable Products Trust Fund is provided in this table. Financial data is contained in the following pages.

                                                For the period from
                                             11/30/00 through 12/31/00
                              --------------------------------------------------
                              12/31/00
                              Net Asset                  Capital
Sentinel Variable             Value Per     Income         Gain           TOTAL
Products Trust Fund            Share       Dividends    Distributions    RETURN*
--------------------------------------------------------------------------------

Common Stock**                $10.49         $0.01          $--           5.00%
--------------------------------------------------------------------------------
Growth Index**                  9.46          0.00***        --          -5.36
--------------------------------------------------------------------------------
Mid Cap Growth**               10.14           --            --           1.40
--------------------------------------------------------------------------------
Small Company**                10.73          0.01           --           7.40
--------------------------------------------------------------------------------
Money Market**                  1.00          0.00***        --           0.50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Standard & Poor's 500 +         --            --             --           0.49
--------------------------------------------------------------------------------
Lehman Aggregate Bond Index ++  --            --             --           1.86
--------------------------------------------------------------------------------









* NOT ANNUALIZED. TOTAL RETURN IS COMPUTED ASSUMING THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS USING NET ASSET VALUES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
**      COMMENCED OPERATIONS NOVEMBER 30, 2000.
***     REPRESENTS LESS THAN $.005 OF AVERAGE DAILY SHARES OUTSTANDING.
+       AN UNMANAGED INDEX OF STOCKS REFLECTING AVERAGE PRICES IN THE STOCK
        MARKET.
++      AN UNMANAGED INDEX OF BONDS REFLECTING AVERAGE PRICES IN THE BOND
        MARKET.




                                                                               5


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   THE SENTINEL VARIABLE PRODUCTS TRUST COMMON STOCK FUND SEEKS A COMBINATION OF
 GROWTH OF CAPITAL, CURRENT INCOME, GROWTH OF INCOME, AND RELATIVELY LOW RISK AS
     COMPARED WITH THE STOCK MARKET AS A WHOLE, BY INVESTING MAINLY IN A DIVERSE
                           GROUP OF COMMON STOCKS OF WELL-ESTABLISHED COMPANIES.


                        Sentinel Variable Products Trust
                               Common Stock Fund


The Sentinel Variable Products Trust Common Stock Fund, which began operations on November 30, 2000, enjoyed a very positive investing environment during its inaugural month. In December, the economic climate and earnings prospects for many companies were in the process of weakening, after many years of sustained gains. Historically high stock market valuations accorded many growth stock favorites were no longer justified by business prospects. Many bargains had been left on the table during the previous two years as investors had embraced "New Economy" stocks. Investment themes shifted to favor reasonably valued companies with sustainable business fundamentals.

The range of stocks that performed positively increased, despite the severe losses suffered by many high profile companies - particularly technology, with the NASDAQ losing 32.7% of its value during the year. Investors aggressively sold tech shares in favor of more sedate sectors. While the stock market declined, the Sentinel Variable Products Trust Common Stock Fund posted solid gains. As a result, excellent performance was found among the Fund's health care, consumer staples, financial, energy and utility stocks.

Given the rapid changes in the valuations of many stocks, plus lower expectations for many former high flyers, we have begun to commit more of the Fund's assets to technology issues and cyclical companies. Concurrently, we are harvesting profits in the strongly performing sectors noted above. We view this as a process that will evolve gradually over the course of the year, subject to economic growth trends and individual company performance.

The investment environment continues to be challenging in the short term as investors grapple with the implications of softening economic conditions in the U.S. and internationally. The Federal Reserve's anticipated actions to decrease interest rates should temper the rate of economic weakening and could ultimately fuel a rebound. We expect market volatility to continue as investors assess economic performance this year. This volatility should provide an excellent opportunity to reposition the Fund's portfolio to take advantage of economic resurgence. Stock market valuations are the most attractive in years, many more individual stocks are candidates for purchase by the Fund and the excesses of recent years appear to be ending. We see abundant opportunity for capital growth over the long term. As always, we will continue to follow our disciplined strategy of investing in reasonably valued companies with strong, sustainable operating trends.


/s/ VAN HARISSIS
----------------
Van Harissis, CFA




/s/ DANIEL J. MANION
--------------------
Daniel J. Manion, CFA


6

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


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SENTINEL VARIABLE PRODUCTS TRUST COMMON STOCK FUND
INVESTMENT IN SECURITIES
at December 31, 2000

--------------------------------------------------------------------------------
                                                      SHARES             VALUE
                                                                        (Note 2)
--------------------------------------------------------------------------------

  COMMON STOCKS 95.1%
  BASIC MATERIALS 5.0%
  Dupont (EI) de Nemours                              4,651           $  224,701
  Engelhard Corp.                                    10,453              212,980
  International Paper Co.                            10,600              432,612
  Martin Marietta Materials                              80                3,384
  Rohm & Haas                                         5,600              203,350
* Sealed Air Corp.                                    4,000              122,000
  Vulcan Materials Co.                                1,642               78,611
  Weyerhaeuser Co.                                    4,288              217,616
                                                                      ----------
                                                                       1,495,254
                                                                      ----------

  CAPITAL GOODS 6.0%
  Boeing Co.                                          2,125              140,250
  Caterpillar, Inc.                                   7,920              374,715
  General Dynamics Corp.                              4,036              314,808
  General Electric Company                            6,760              324,058
  Goodrich (B.F.) Co.                                 2,200               80,025
  Parker-Hannifin Corp.                               4,540              200,328
  Tyco International Ltd.                             2,522              139,971
  United Technologies                                 2,700              212,287
                                                                      ----------
                                                                       1,786,442
                                                                      ----------

  COMMUNICATIONS SERVICES 5.8%
  Alltel Corporation                                  4,318              269,605
  AT & T Corporation                                  6,558              113,535
  Bellsouth Corp.                                     7,890              322,997
  SBC Communications, Inc.                            6,108              291,657
  Verizon Communications                             14,254              714,482
                                                                      ----------
                                                                       1,712,276
                                                                      ----------

  CONSUMER CYCLICALS 6.5%
* Apollo Group, Inc. - Class A                          900               44,269
  Ford Motor Co.                                     17,153              402,023
  Marriott Int'l. - Class A                           3,400              143,650
  McGraw-Hill Cos                                    10,594              621,073
  NIKE, Inc. - Class B                                1,700               94,881
  Omnicom Group, Inc.                                 2,500              207,188
  Sony Corp. (ADR)                                    1,700              118,575
  TRW, Inc.                                           7,012              271,715
  Visteon Corp.                                       1,717               19,746
                                                                      ----------
                                                                       1,923,120
                                                                      ----------

  CONSUMER STAPLES 11.4%
  Gillette Co.                                        6,962              251,502
  Kimberly-Clark Corp.                                9,000              636,210
* Kroger Co.                                         15,944              431,485
  McCormick & Company                                 8,970              323,481
  PepsiCo, Inc.                                      14,500              718,656
  Philip Morris Cos., Inc.                            6,861              301,884
  Ralston Purina Group                                6,054              158,160
  Sara Lee Corp.                                     15,639              384,133
  Walt Disney Co.                                     7,063              204,386
                                                                      ----------
                                                                       3,409,897
                                                                      ----------

  ENERGY 15.0%
  Burlington Resources, Inc.                         13,692              691,446
  Chevron Corp.                                       4,197              354,384
  Conoco Inc. - Class B                              16,550              478,916
  Exxon Mobil Corp.                                  11,408              991,783
* Global Marine, Inc.                                 7,681              217,948
  Halliburton Company                                 9,958              360,978
* Ocean Energy, Inc.                                 18,600              323,175
  Royal Dutch Petroleum Co.                           5,902              357,440
  Santa Fe Int'l. Corp.                               7,860              252,011
  Schlumberger Ltd.                                   4,358              348,368
  Transocean Sedco Forex                              2,265              104,190
                                                                      ----------
                                                                       4,480,639
                                                                      ----------

  FINANCIALS 16.5%
* Aetna, Inc.                                         4,621              189,749
  American Express Co.                                7,113              390,770
  American General Corp.                              5,500              448,250
  American Int'l. Group                               7,687              757,650
  AON Corp.                                           6,054              207,350
  Bank of New York Co.                               13,117              723,894
  Bank One Corp.                                      2,800              102,550
  Chubb Corporation                                   1,372              118,678
  Citigroup, Inc.                                    12,713              649,158
  Firstar Corp.                                      13,200              306,900
  First Union Corp.                                   2,400               66,750
  Fleet Boston Financial Corp.                        1,900               71,369
  Jefferson-Pilot Corp.                               3,531              263,942
  Wells Fargo & Co.                                  11,300              629,269
                                                                      ----------
                                                                       4,926,279
                                                                      ----------

  HEALTH CARE 9.4%
  Abbott Laboratories                                 2,942              142,503
  American Home Products Corp.                       12,108              769,463
  Baxter International, Inc.                          4,540              400,939
  Bristol-Myers Squibb Co.                            3,531              261,073
  Eli Lilly & Co.                                     1,331              123,866
  HCA - The Healthcare Company                        5,377              236,642
  Johnson & Johnson                                   3,531              370,976
  Pharmacia Corporation                               4,944              301,584
* Tenet Healthcare Corp.                              4,429              196,814
                                                                      ----------
                                                                       2,803,860
                                                                      ----------

  TECHNOLOGY 11.8%
* Agilent Technologies                                6,387              349,688
* Analog Devices, Inc.                                2,700              138,206
* Applied Materials, Inc.                             3,800              145,113
  Automatic Data Processing                           6,033              381,964
* Avaya, Inc.                                           364                3,754
* BMC Software, Inc.                                  2,946               41,244
* Convergys Corp.                                       900               40,781
  Electronic Data Systems Corp.                       3,359              193,982
  Hewlett-Packard Co.                                 4,843              152,857
  Intel Corporation                                   2,018               61,045
  International Business Machines Corp.               3,531              300,135
  Koninklijke Philips Electronics NV (ADR)            6,655              241,244
* Lexmark Int'l., Inc. - Class A                      2,000               88,625
* LSI Logic Corp.                                     3,700               63,233
  Lucent Technologies, Inc.                           4,368               58,968
* Microsoft Corp.                                     1,900               82,413
  Motorola, Inc.                                     16,648              337,122
* National Semiconductor Corp.                        2,000               40,250
* Network Associates, Inc.                            5,277               22,097
* Novellus Systems, Inc.                              2,300               82,656
  Raytheon Co. - Class B                              8,616              267,635
* Teradyne, Inc.                                      1,900               70,775
  Texas Instruments, Inc.                             6,054              286,808
* Wind River Systems, Inc.                            2,000               68,250
                                                                      ----------
                                                                       3,518,845
                                                                      ----------

  TRANSPORTATION 1.0%
  Union Pacific Corp.                                 5,900              299,425
                                                                      ----------

  UTILITIES 6.7%
  Duke Energy Corp.                                   7,476              637,329
  Enron Corp.                                         3,600              299,250
  Keyspan Corporation                                 5,963              252,682
* NRG Energy, Inc.                                   11,646              323,904
  Reliant Energy, Inc.                                3,500              151,594
  Williams Cos., Inc.                                 7,870              314,308
                                                                      ----------
                                                                       1,979,067
                                                                      ----------

  TOTAL COMMON STOCKS
  (Cost $27,098,186)                                                  28,335,104
                                                                      ----------

--------------------------------------------------------------------------------
                                                     Principal Amount    Value
                                                        (M=$1,000)     (Note 2)
--------------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES 4.7%
  BMW US Capital 6.50%, 01/02/01
    (Cost $1,399,747)                                     1,400M       1,399,747
                                                                      ----------

  TOTAL INVESTMENTS
  (Cost $28,497,933)**                                                29,734,851

  EXCESS OF OTHER ASSETS
  OVER LIABILITIES 0.2%                                                   61,961
                                                                     -----------
  NET ASSETS                                                         $29,796,812
                                                                     ===========

--------------------------------------------------------------------------------

**   Non-income producing.
** Cost for federal income tax purposes is substantially similar. At December 31, 2000 unrealized appreciation for federal income tax purposes aggregated $1,236,918 of which $1,746,254 related to appreciated securities and $509,336 related to depreciated securities.
**   (ADR) - American Depository Receipt


                       See Notes to Financial Statements.


                                                                               7



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     THE SENTINEL VARIABLE PRODUCTS TRUST GROWTH INDEX FUND SEEKS TO MATCH,
                    AS CLOSELY AS POSSIBLE BEFORE EXPENSES,
               THE PERFORMANCE OF THE S&P 500/BARRA GROWTH INDEX.

                        Sentinel Variable Products Trust
                               Growth Index Fund






The Sentinel Variable Products Trust Growth Index Fund commenced operations on
November 30, 2000. The Fund seeks to match, as closely as possible before expenses, the performance of the S&P 500/Barra Growth Index.

The month of December began with some promise for equity markets as the election drama neared its conclusion, the price of crude oil plunged dramatically and the Euro recovered some of its losses. Early in the month growth stocks rallied, with the NASDAQ appreciating more than 10% on December 5th alone. However, this optimism was short-lived and the rally stalled by mid-month. In the days following the Fed's December 19th decision not to cut interest rates despite a rapidly slowing economy, many equity indices reached new lows.

While the recent investing climate has been disappointing, we look forward to being able to offer access to the dynamic segment of the U.S. economy represented by the S&P 500/Barra Growth Index.

/s/ ROBERT L. LEE
----------------------
Robert L. Lee, CFA





/s/ CHARLES C. SCHWARTZ
----------------------------
Charles C. Schwartz, CFA












"S&P 500/BARRA GROWTH" IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS
BEEN LICENSED FOR USE BY NATIONAL LIFE INVESTMENT MANAGEMENT COMPANY, INC.
SENTINEL VARIABLE PRODUCTS TRUST GROWTH INDEX FUND IS NOT SPONSORED, ENDORSED,
SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO
REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN SENTINEL VARIABLE
PRODUCTS TRUST GROWTH INDEX FUND.


9


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


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SENTINEL VARIABLE PRODUCTS TRUST GROWTH INDEX FUND
INVESTMENT IN SECURITIES
at December 31, 2000

--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                                       (Note 2)
--------------------------------------------------------------------------------

  COMMON STOCKS 100.1%
  BASIC MATERIALS 0.1%
  Ecolab, Inc.                                               60      $     2,591
                                                                     -----------

  CAPITAL GOODS 8.5%
  General Electric Company                                5,057          242,420
  Millipore Corp.                                            25            1,575
  PerkinElmer, Inc.                                          30            3,150
                                                                     -----------
                                                                         247,145
                                                                     -----------
  COMMUNICATION SERVICES 0.7%
* Nextel Communications                                     384            9,504
* Sprint Corp. (PCS Group)                                  473            9,667
                                                                     -----------
                                                                          19,171
                                                                     -----------

  CONSUMER CYCLICALS 9.0%
  Avery Dennison Corp.                                       59            3,238
* Bed Bath & Beyond, Inc.                                   140            3,132
  Corning, Inc.                                             468           24,716
  Dow Jones & Co.                                            46            2,605
  Gap Stores                                                431           10,991
  Harley-Davidson, Inc.                                     151            6,002
  Home Depot                                              1,179           53,866
  Interpublic Group of Cos                                  153            6,512
* Kohls Corp.                                               165           10,065
  Omnicom Group, Inc.                                        94            7,790
  Radioshack Corp.                                           89            3,810
* Robert Half Int'l., Inc.                                   90            2,385
* Sabre Holdings Corp.                                       60            2,588
  TJX Companies                                             140            3,885
  Wal-Mart Stores                                         2,281          121,178
                                                                     -----------
                                                                         262,763
                                                                     -----------

  CONSUMER STAPLES 13.5%
  Anheuser-Busch Co.                                        461           20,975
  Avon Products, Inc.                                       116            5,554
  Campbell Soup Company                                     214            7,410
  Coca-Cola Co.                                           1,265           77,086
  Colgate Palmolive Co.                                     295           19,042
  General Mills, Inc.                                       141            6,283
  Gillette Co.                                              539           19,471
  Heinz, H.J                                                174            8,254
  Hershey Foods Corp.                                        70            4,506
  Kellogg Co.                                               205            5,381
  Kimberly-Clark Corp.                                      270           19,086
* Kroger Co.                                                410           11,096
  PepsiCo, Inc.                                             736           36,478
  Procter & Gamble                                          670           52,553
  Quaker Oats                                                70            6,816
  Ralston Purina Co.                                         50            3,919
  Sara Lee Corp.                                            422           10,365
* Starbucks Corp.                                            90            3,982
  Sysco Corp.                                               334           10,020
  Time Warner, Inc.                                         672           35,105
* Tricon Global Restaruants                                  67            2,211
  Tupperware Corp.                                           21              429
  UST, Inc.                                                  76            2,133
  Walgreen Co.                                              516           21,575
  Wrigley (Wm.) Jr. Co.                                      60            5,749
                                                                     -----------
                                                                         395,479
                                                                     -----------

  FINANCIALS 8.9%
  American Express Co.                                      680           37,358
  American International Group                            1,190          117,289
  Bank of New York Co.                                      380           20,971
  Capital One Financial Corp.                               100            6,581
  Charles Schwab Corp.                                      703           19,948
  Equifax, Inc.                                              65            1,865
  Marsh & McLennan Co.                                      140           16,380
  Moody's Corporation                                        76            1,952
  Northern Trust Corp.                                      110            8,972
  Providian Financial Corp.                                 142            8,165
  State Street Corp.                                         80            9,937
  Stilwell Financial, Inc.                                  109            4,299
  USA Education, Inc.                                        82            5,576
                                                                     -----------
                                                                         259,293
                                                                     -----------

  HEALTH CARE 26.5%
  Abbott Laboratories                                       783           37,926
  Allergan, Inc.                                             70            6,777
* Alza Corporation                                          123            5,228
  American Home Products Corp.                              672           42,706
* Amgen, Inc.                                               526           33,631
  Baxter International                                      150           13,247
* Biogen, Inc.                                               79            4,745
  Biomet, Inc.                                               90            3,572
  Bristol-Myers Squibb Co.                                1,003           74,159
  Cardinal Health, Inc.                                     140           13,947
  Eli Lilly                                                 579           53,883
* Forest Labs, Inc. - Class A                                46            6,112
* Guidant Corp.                                             153            8,252
  IMS Health, Inc.                                          148            3,996
  Johnson & Johnson                                         708           74,384
  King Pharmaceuticals, Inc.                                 90            4,652
* MedImmune, Inc.                                           111            5,293
  Medtronic, Inc.                                           616           37,191
  Merck & Co.                                             1,181          110,571
  Pfizer, Inc.                                            3,221          148,166
  Pharmacia Corp.                                           660           40,260
  Schering-Plough                                           748           42,449
  Stryker Corp.                                             100            5,059
                                                                     -----------
                                                                         776,206
                                                                     -----------

  TECHNOLOGY 32.4%
  Adobe Systems, Inc.                                       127            7,390
* Altera Corporation                                        202            5,315
* America Online, Inc.                                    1,185           41,238
* Analog Devices, Inc.                                      179            9,163
  Applera Corp-Applied Biosytems Group                      111           10,441
  Automatic Data Processing                                 323           20,450
* Broadcom Corporation - Class A                            118            9,971
* Cisco Systems, Inc.                                     3,666          140,225
  Citrix Systems, Inc.                                       89            2,003
* Comverse Technology, Inc.                                  83            9,016
* Convergys Corp.                                            82            3,716
* Dell Computer Corp.                                     1,313           22,895
* EMC Corporation                                         1,117           74,281
  Intel Corporation                                       3,433          103,848
  International Business Machines                           894           75,990
* Lexmark Int'l., Inc. - Class A                             68            3,013
  Linear Technology                                         165            7,631
* Maxim Integrated Products                                 140            6,694
* Mercury Interactive Corp.                                  42            3,791
* Microsoft Corp.                                         2,723          118,110
* Network Appliance, Inc.                                   166           10,663
* Oracle Corporation                                      2,848           82,770
* Palm, Inc.                                                280            7,927
  Paychex, Inc.                                             188            9,142
* Peoplesoft, Inc.                                          140            5,207
* Power-One, Inc.                                            40            1,573
* Qlogic Corporation                                         50            3,850
* Qualcomm, Inc.                                            385           31,642
* Sanmina Corp.                                              80            6,130
* Siebel Systems, Inc.                                      221           14,945
* Sun Microsystems                                        1,634           45,548
  Symbol Technologies, Inc.                                  70            2,520
* Tellabs, Inc.                                             208           11,752
* Veritas Software Corp.                                    203           17,762
* Vitesse Semiconductor                                      90            4,978
* Xilinx, Inc.                                              164            7,565
* Yahoo!, Inc.                                              282            8,508
                                                                     -----------
                                                                         947,663
                                                                     -----------

  TRANSPORTATION 0.1%
* USAir Group, Inc.                                          36            1,460
                                                                     -----------
  UTILITIES 0.4%
* Exelon Corporation                                        160           11,234
                                                                     -----------
  TOTAL INVESTMENTS
  (Cost $3,066,314)**                                                 2,923,005

  EXCESS OF LIABILITIES
  OVER OTHER ASSETS (0.1%)                                               (2,094)
                                                                     -----------

  NET ASSETS                                                         $ 2,920,911
                                                                     ===========


--------------------------------------------------------------------------------

*    NON-INCOME PRODUCING.
** COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR. AT DECEMBER 31, 2000 NET UNREALIZED DEPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGRATED $143,309 OF WHICH $73,774 RELATED TO APPRECIATED SECURITIES AND $217,083 RELATED TO DEPRECIATED SECURITIES.




                       See Notes to Financial Statements.

================================================================================

THE SENTINEL VARIABLE PRODUCTS TRUST MID CAP GROWTH FUND SEEKS GROWTH OF CAPITAL
          BY FOCUSING ON COMMON STOCKS OF MID-SIZED GROWING COMPANIES
                   WITH EXPERIENCED AND CAPABLE MANAGEMENTS.


                        Sentinel Variable Products Trust
                              Mid Cap Growth Fund

The Sentinel Variable Products Trust Mid Cap Growth Fund commenced operations on November 30, 2000. It seeks growth of capital by focusing on common stocks of companies with favorable growth potential and with attractive pricing, backed up by experienced and capable managements. The Fund offers shareholders a way to access growth opportunities from a diversified portfolio of stocks of mid-sized growing companies, aided by the time-proven benefits of professional investment management and a value-oriented security selection process.

December was a difficult month, marked by a number of negative events which came together to cause a sharp sell-off in the market. An unexpected slowdown in the economy caused a number of companies to report earnings disappointments. The long, drawn out presidential election process brought more uncertainty. Finally, the Federal Reserve's reluctance to ease monetary conditions helped to cause a contraction in earnings multiples for leading growth stocks.

Throughout periods of volatility, our strategy will remain constant. We will emphasize market dominant companies in growth industries. These companies usually possess proprietary technology, dominant brand names and outstanding management.

We appreciate your support and look forward to helping you achieve your goal of long-term capital appreciation.



/S/ ROBERT L. LEE
-----------------
Robert L. Lee, CFA



================================================================================


SENTINEL VARIABLE PRODUCTS TRUST MID CAP GROWTH FUND
INVESTMENT IN SECURITIES
at December 31, 2000

--------------------------------------------------------------------------------
                                                         SHARES        VALUE
                                                                      (Note 2)
--------------------------------------------------------------------------------

  COMMON STOCKS 93.5%
  CAPITAL GOODS 1.7%
* Plexus Corp.                                            9,000      $   273,516
  Tyco International Ltd.                                 2,000          111,000
                                                                     -----------
                                                                         384,516
                                                                     -----------
  COMMUNICATIONS SERVICES 4.4%
* Corvis Corporation                                        700           16,669
* Research in Motion Ltd.                                 7,500          600,000
* Speechworks International                               1,550           76,047
* West TeleService Corporation                            4,000          112,500
* WinStar Communications, Inc.                            4,500           52,594
* XO Communications Inc.-Class A                          8,300          147,844
                                                                     -----------
                                                                       1,005,654
                                                                     -----------

  CONSUMER CYCLICALS 4.6%
* Administaff, Inc.                                      13,800          375,360
* Bed Bath & Beyond, Inc.                                 9,600          214,800
* Coach, Inc.                                               100            2,875
  Ethan Allen Interiors, Inc.                             7,000          234,500
  Omnicom Group, Inc.                                     1,300          107,737
  Scientific Atlanta                                      3,300          107,456
                                                                     -----------
                                                                       1,042,728
                                                                     -----------

  CONSUMER STAPLES 1.9%
* Outback Steakhouse, Inc.                                4,000          103,500
* Starbucks Corporation                                   7,400          327,450
                                                                     -----------
                                                                         430,950
                                                                     -----------


  ENERGY 5.8%
  Burlington Resources                                    4,800          242,400
* Cal Dive International, Inc.                           15,400          410,025
  EOG Resources, Inc.                                     2,200          120,312
* Global Marine, Inc.                                     3,400           96,475
* Ocean Energy, Inc.                                      8,800          152,900
  Santa Fe International Corp.                            4,400          141,075
* Smith International, Inc.                               2,200          164,037
                                                                     -----------
                                                                       1,327,224
                                                                     -----------

  FINANCIALS 7.9%
  American Int'l. Group                                   6,560          646,570
  Bank of New York Co.                                    4,100          226,269
  Marsh & McLennan Co.                                    3,500          409,500
  USA Education, Inc.                                     2,000          136,000
  Waddell & Reed Fin'l. - Class B                        10,050          376,875
                                                                     -----------
                                                                       1,795,214
                                                                     -----------

  HEALTH CARE 23.5%
* Barr Laboratories, Inc.                                 7,500          547,031
  Cambrex Corporation                                     5,700          257,925
* Cell Therapeutics, Inc.                                 3,000          135,188
* Chiron Corp.                                            6,100          271,450
* CuraGen Corporation                                     2,000           54,625
* Elan Corp. plc (ADR)                                    6,000          280,875
* Forest Labs, Inc. - Class A                             3,700          491,637
* Genzyme Corp.- Gen. Div                                 6,100          548,619
* Human Genome Sciences, Inc.                             7,600          526,775
* Illumina, Inc.                                            200            3,212
* Incyte Genomics, Inc.                                   4,400          109,450
* Medicis Pharmaceutical - Class A                        5,500          325,187
* Millennium Pharmaceuticals                             11,000          680,625
* Myriad Genetics, Inc.                                   8,000          662,000
* Orthodontic Centers of America                          3,000           93,750
* Watson Pharmaceuticals, Inc.                            7,000          358,313
                                                                     -----------
                                                                       5,346,662
                                                                     -----------

  TECHNOLOGY 41.3%
* Aeroflex, Inc.                                          1,600           46,125
* Alpha Industries, Inc.                                  6,100          225,700
* Analog Devices, Inc.                                    7,100          363,431
* Applied Materials, Inc.                                 7,300          278,769
* Ariba, Inc.                                             4,800          258,000
* Broadcom Corporation - Class A                          2,700          228,150
* Brocade Communications Sys                              4,600          422,338
* Cable Design Technologies                              10,150          170,647
* C-Cube Microsystems, Inc.                               9,200          113,275
* Cisco Systems, Inc.                                     6,200          237,150
* Convergys Corp.                                         9,500          430,469
* Cree, Inc.                                              5,400          191,869
  Dallas Semiconductor Corp.                              9,800          251,125
* EMC Corporation                                         6,600          438,900
* Extreme Networks, Inc.                                  6,700          262,137
* Inktomi Corp.                                           2,900           51,838
  Intel Corporation                                       7,300          220,825
* JDS Uniphase Corp.                                      4,200          175,088
* Juniper Networks, Inc.                                  2,300          289,944
  KLA - Tencor Corp.                                      8,000          269,500
  Linear Technology                                       9,200          425,500
* Marvell Technology Group Ltd.                           2,200           48,262
* Micrel, Inc.                                           10,200          343,612
* Micron Technology                                       5,500          195,250
  Nortel Networks Corp.                                   9,000          288,563
* Novellus Systems, Inc.                                 14,200          510,312
* Oracle Corporation                                     11,500          334,219
* Siebel Systems, Inc.                                    6,400          432,800
* Silicon Storage Technology, Inc.                       14,300          168,919
* Sonus Networks, Inc.                                    8,700          219,675
* Sun Microsystems                                        8,000          223,000
* Tekelec                                                 6,700          201,000
  Verisign, Inc.                                          1,900          140,956
* Veritas Software Corp.                                  3,000          262,500
* Vitesse Semiconductor Corporation                       5,100          282,094
* Wind River Systems                                     12,300          419,738
                                                                     -----------
                                                                       9,421,680
                                                                     -----------

  TRANSPORTATION 2.4%
  C.H. Robinson Worldwide, Inc.                          12,000          377,250
* EGL, Inc.                                               7,000          167,562
                                                                     -----------
                                                                         544,812
                                                                     -----------

  TOTAL COMMON STOCKS
  (Cost $21,002,113)                                                  21,299,440
  CORPORATE SHORT-TERM NOTES 4.4%
  Ford Motor Credit 6.50%, 01/02/01
  (Cost $999,819)                                        1,000M      $   999,819
                                                                     -----------
  TOTAL INVESTMENTS
  (Cost $22,001,932)**                                                22,299,259

  EXCESS OF OTHER ASSETS
  OVER LIABILITIES 2.1%                                                  488,395
                                                                     -----------
  NET ASSETS                                                         $22,787,654
                                                                     ===========


--------------------------------------------------------------------------------

**   Non-income producing.
** Cost for federal income tax purposes is substantially similar. At December 31, 2000 net unrealized appreciation for federal income tax purposes aggregrated $297,327 of which $1,621,621 related to appreciated securities and $1,324,294 related to depreciated securities.
**   (ADR) - American Depository Receipt


                       See Notes to Financial Statements.

================================================================================

THE SENTINEL VARIABLE PRODUCTS TRUST SMALL COMPANY FUND SEEKS MAXIMUM LONG-TERM
  GROWTH OF CAPITAL THROUGH PRIMARY INVESTMENTS IN A DIVERSIFIED PORTFOLIO OF
           COMMON STOCKS ISSUED BY SMALL AND MEDIUM-SIZED COMPANIES.


                        Sentinel Variable Products Trust
                               Small Company Fund



The Sentinel Variable Products Trust Small Company Fund commenced operations on November 30, 2000. The Fund follows an investment discipline of building a diversified portfolio of superior companies that have attractive relative valuations. These superior companies typically have simple and predictable business models, quality earnings determined by strong net operating cash flow, high returns, significant growth opportunities, talented and motivated management and valuable market positions.

We pay close attention to valuation. Using both quantitative models and fundamental analysis, we are reluctant to pay more for a company than our estimate of the company's private market or strategic value. Our research also focuses on identifying key long-term trends that will produce both winners and losers in the market. We look for reasonably valued companies within those industries that should do well over the next one to three years.

Another key component in our approach is risk management. The Fund regularly measures its performance, volatility and sector weightings against a market benchmark, as well as against other small-cap funds. We avoid making significant sector bets, preferring instead to beat the Fund's benchmark and competition with superior stock selection. To keep company-specific risk low, we generally maintain a well-diversified portfolio of 90+ securities. We will reduce our position if any significant controversy develops around a company's business fundamentals. The goal of our stock selection discipline is to reduce shareholders' overall exposure to valuation and general business risk.

While many of last year's "dot com" winners approached extinction in 2000, investors embraced the types of stocks we like to own - small-cap companies with attractive growth potential, healthy profit margins and strong operating cash flows. We are convinced that our approach is a winning one for long-term shareholders. Unlike an investment approach that emphasizes large sector bets or momentum strategies, our approach is designed to produce highly competitive long-term returns as well as less volatility in the Fund's annual returns and net asset value. Our approach also seeks to improve the odds that current successes may be sustainable in the future.

As it has become increasingly clear that the Federal Reserve will cut interest rates, we are positioning the Fund's portfolio to benefit from a rebound in technology. We have also added to the Fund's positions in contract manufacturing companies Plexus Corp. and APW Limited. Because potential tax cuts and lower interest rates may spur increased consumer spending, we are currently increasing the Fund's exposure to retail and consumer-related stocks, while paring back on consumer staples holdings. We also want to gain more exposure to cyclical industries and have recently added to positions in Ethan Allen, Donaldson, Teleflex and USFreightways.

Looking ahead to 2001, we will continue to search for attractively valued small companies that generate above-average returns, have above-average growth prospects, and talented and properly motivated management teams. Generally speaking, we anticipate that these companies will also be solving problems for their customers or creating competitive advantages.

================================================================================



Such companies should also enjoy the increasingly rare ability to preserve pricing power. Of course, we will remain vigilant for important trends and themes that are likely to create meaningful business opportunities and successful small-cap companies.

In closing, we believe strongly that many small company stocks continue to present compelling relative value and outstanding risk/reward profiles. Although the valuation gap between large and small-cap stocks may have narrowed over the past year, many reasonably valued small-cap stocks still provide investors with much better relative growth prospects. We expect that our investment approach will continue to achieve highly competitive long-term results relative to many other small company funds. We appreciate your confidence in our efforts on your behalf.


/s/ SCOTT T. BRAYMAN
--------------------
Scott T. Brayman, CFA



================================================================================


SENTINEL VARIABLE PRODUCTS TRUST SMALL COMPANY FUND
INVESTMENT IN SECURITIES
at December 31, 2000

--------------------------------------------------------------------------------
                                                         SHARES         VALUE
                                                                      (Note 2)
--------------------------------------------------------------------------------

  COMMON STOCKS 92.4%
  BASIC MATERIALS 1.4%
  Engelhard Corp.                                           7,290     $  148,534
                                                                      ----------

  CAPITAL GOODS 14.5%
  AAR Corp.                                                 8,101        102,275
  Aptargroup, Inc.                                          8,553        251,245
* APW Ltd.                                                  8,508        287,145
* Black Box Corp.                                           2,730        131,893
* C-COR.net Corp.                                           4,150         40,333
  CTS Corp.                                                 6,980        254,334
  Donaldson Co., Inc.                                       7,816        217,383
* Gardner Denver, Inc.                                      2,609         55,572
*.Plexus Corporation                                        1,320         40,116
  Robbins & Myers, Inc.                                     2,061         49,722
  Teleflex, Inc.                                            3,232        142,814
                                                                      ----------
                                                                       1,572,832
                                                                      ----------

  COMMUNICATION SERVICES 2.6%
* AVT Corp.                                                 5,492         27,288
* West TeleServices Corp.                                   9,099        255,909
                                                                      ----------
                                                                         283,197
                                                                      ----------

  CONSUMER CYCLICALS 11.1%
* Acxiom Corp.                                              5,679        221,126
  Casey's General Stores                                   11,062        165,239
* Catalina Marketing Corp.                                  1,710         66,583
  Claire's Stores, Inc.                                     2,697         48,377
  Ethan Allen Interiors, Inc.                               3,321        111,254
* Gentex Corporation                                        2,830         52,709
  Harman Int'l. Industries                                  8,376        305,724
* Hungry Minds, Inc.                                        2,697         17,193
  Meredith Corp.                                            2,061         66,338
* Ticketmaster Online - Citysearch, Inc.                    1,622         13,584
  True North Communications                                 3,232        137,360
                                                                      ----------
                                                                       1,205,487
                                                                      ----------

  CONSUMER STAPLES 12.1%
  ABM Industries                                            2,697         82,596
  Alberto-Culver Co. - Class A                              2,164         78,851
  Applebee's Int'l., Inc.                                   2,697         84,787
* Jack in the Box, Inc.                                     5,394        158,786
  McCormick & Co.                                           1,666         60,080
* Mondavi (Robert) - Class A                                1,710         92,554
* Papa John's Intl., Inc.                                   2,630         58,518
  Ruby Tuesday, Inc.                                        5,394         82,258
  Sensient Technologies Corp.                               7,300        166,075
  Smart & Final, Inc.                                       5,119         43,512
  Tootsie Roll Industries                                   1,162         53,525
  Unifirst Corp.                                            8,553         87,668
* Whole Foods Market, Inc.                                  4,232        258,681
                                                                      ----------
                                                                       1,307,891
                                                                      ----------

  ENERGY 4.1%
  Cabot Oil & Gas Corp. - Class A                           3,140         97,929
* Cal Dive Int'l., Inc.                                     1,420         37,808
  Carbo Ceramics, Inc.                                      2,697        100,969
* Newfield Exploration Company                                560         26,565
* Oceaneering Int'l., Inc.                                  3,321         64,552
* TETRA Technologies                                        7,466        115,723
                                                                      ----------
                                                                         443,546
                                                                      ----------

  FINANCIALS 11.2%
* BISYS Group, Inc.                                         3,232        168,468
  Chateau Communities                                       7,017        213,580
  Cullen/Frost Bankers, Inc.                                1,622         67,820
  Enhance Financial Service Group                           2,522         38,933
  HCC Insurance Holdings, Inc.                              7,466        201,115
  Liberty Property Trust                                    4,232        120,877
  Waddell & Reed Financial - Class A                        4,681        176,123
  Waddell & Reed Financial - Class B                        2,609         97,838
  Wilmington Trust Corp.                                    2,159        133,993
                                                                      ----------
                                                                       1,218,747
                                                                      ----------

  HEALTH CARE 14.4%
  Alpharma, Inc.                                            5,160        226,395
  Cambrex Corp.                                             6,654        301,094
* Cell Therapeutics, Inc.                                   1,622         73,091
* Colorado MEDtech, Inc.                                    8,101         25,822
* Covance, Inc.                                             4,944         53,148
  Diagnostic Products Corp.                                   535         29,224
* Diversa Corp.                                             1,520         27,265
* Healthcare Services Group                                 5,394         34,387
  Invacare Corp.                                            2,159         73,946
  Mentor Corp.                                              2,159         42,101
  Minntech Corp.                                            4,232         26,186
  Omnicare, Inc.                                            6,380        137,968
* Orthodontic Centers of America                            8,376        261,750
* Regeneron Pharmaceuticals, Inc.                           1,710         60,304
* Staar Surgical Co.                                        4,232         53,165
* Watson Pharmaceuticals                                    2,697        138,052
                                                                      ----------
                                                                       1,563,898
                                                                      ----------

  TECHNOLOGY 18.3%
* Actel Corp.                                               4,281        103,546
* Aeroflex, Inc.                                            1,649         47,537
* Affiliated Computer Services, Inc.                        4,860        294,941
* Alpha Industries, Inc.                                    3,321        122,877
* American Management Systems, Inc.                         5,492        108,810
* Asyst Technology, Inc.                                    2,220         29,831
* ATMI, Inc.                                                8,100        157,950
* Brooks Automation, Inc.                                     860         24,134
* Cable Design Technologies                                 6,841        115,014
* CACI Int'l., Inc. - Class A                               3,321         76,434
  C&D Technologies                                          1,420         61,326
* C-Cube Microsystems, Inc.                                 1,622         19,970
* Ciber, Inc.                                               8,101         39,492
* Commtouch Software Ltd.                                   5,394         20,902
  Dallas Semiconductor Corp.                                8,135        208,459
* FileNet Corp.                                             4,232        115,322
* Kronos, Inc.                                              4,407        136,341
  National Data Corp.                                       3,294        120,643
* Silicon Storage Tech, Inc.                                3,850         45,478
* Tekelec                                                   1,622         48,660
* Wind River Systems                                        2,697         92,035
                                                                      ----------
                                                                       1,989,702
                                                                      ----------

TRANSPORTATION 2.7%
* EGL, Inc.                                                 2,784         66,642
* RailAmerica, Inc.                                         1,622         12,723
  USFreightways Corp.                                       7,203        216,652
                                                                      ----------
                                                                         296,017
                                                                      ----------

  TOTAL COMMON STOCKS
  (Cost $9,354,047)                                                   10,029,851
                                                                      ----------

--------------------------------------------------------------------------------
                                                     PRINCIPAL AMOUNT   VALUE
                                                        (M=$1,000)     (Note 2)
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 7.8%
  Federal Home Loan Mortgage
  Agency Discount Note:
  6.19%, 01/02/01 (Cost $849,853)                          850M         849,853
                                                                      ----------
  TOTAL INVESTMENTS
  (Cost $10,203,900)**                                               10,879,704

  EXCESS OF LIABILITIES
  OVER OTHER ASSETS (0.2%)                                              (23,762)
                                                                    -----------

  NET ASSETS                                                        $10,855,942
                                                                    ===========

--------------------------------------------------------------------------------

*    NON-INCOME PRODUCING.
** COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY SIMILAR. AT DECEMBER 31, 2000 NET UNREALIZED APPRECIATION FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $675,804 OF WHICH $908,441 RELATED TO APPRECIATED SECURITIES AND $232,637 RELATED TO DEPRECIATED SECURITIES.


                       See Notes to Financial Statements.

================================================================================

        THE SENTINEL VARIABLE PRODUCTS TRUST MONEY MARKET FUND SEEKS AS
                         HIGH A LEVEL OF CURRENT INCOME
    AS IS CONSISTENT WITH STABLE PRINCIPAL VALUES AND LIQUIDITY BY INVESTING EXCLUSIVELY IN DOLLAR-DENOMINATED MONEY MARKET INSTRUMENTS, INCLUDING U.S.
        GOVERNMENT SECURITIES, BANK OBLIGATIONS, REPURCHASE AGREEMENTS,
            COMMERCIAL PAPER, AND OTHER CORPORATE DEBT OBLIGATIONS.


                        Sentinel Variable Products Trust
                               Money Market Fund


The Sentinel Variable Products Trust Money Market Fund commenced operations on November 30, 2000, with National Life Investment Managment Company, Inc. as the portfolio manager.

During this one-month period, short-term interest rates declined slightly from November 30, 2000. The discount and prime rates remained unchanged at 6.00% and 9.50%, respectively. On average, 90-day Treasury Bills, 90-day commercial paper and 90-day certificates of deposit declined 30 basis points to 5.90%, 6.34% and 6.35%, respectively. Due to year-end pressures, the Federal Funds rate dropped to 5.00%.

As of December 31, 2000, the Fund's 7-day yield was 6.48% and its average maturity was 15 days. The Fund's net assets stood at $19.4 million. Looking ahead, we will strive to lengthen the Fund's average maturity and will continue to invest in sound credit quality securities.


/S/ DARLENE A. COPPOLA
----------------------
Darlene Coppola

================================================================================


Sentinel Variable Products Trust Money Market Fund
Investment in Securities
at December 31, 2000

--------------------------------------------------------------------------------
                                                     PRINCIPAL AMOUNT   VALUE
                                                       (M=$1.00)       (Note 2)
--------------------------------------------------------------------------------

U.S. TREASURY INSTITUTIONAL FUNDS 2.8%
Provident Institutional Funds - T Fund #21
(Amortized Cost $550,000)                                 550M       $   550,000
                                                                     -----------

CORPORATE SHORT-TERM NOTES 88.5%
American Express Credit 6.48%, 01/23/01                   940M           936,278
American General Finance 6.56%, 01/17/01                  950M           947,230
Assoc. Corp. of NA 6.63%, 01/09/01                        950M           948,600
Caterpillar Financial 6.55%, 01/03/01                     1,000M         999,636
Daimler Chrysler NA 6.64%, 01/19/01                       635M           632,892
Deere & Company 6.56%, 01/11/01                           988M           986,200
Duke Energy Corp. 6.5%, 01/08/01                          670M           669,153
Eastman Kodak 6.54%, 01/18/01                             1,000M         996,912
Ford Motor Credit Corp. 6.49%, 01/26/01                   860M           856,124
General Motors Acceptance Corp. 6.6%, 01/05/01            1,000M         999,267
Household Finance Co. 6.54%, 01/22/01                     1,000M         996,185
Morgan Stanley Dean Witter 6.5%, 01/25/01                 1,000M         995,667
Motiva Enterprise 6.4%, 01/02/01                          920M           919,836
National City Credit Corp. 6.58%, 01/10/01                1,000M         998,355
Paccar Financial Corp. 6.57%, 01/04/01                    950M           949,480
Transamerica Financial Corp. 6.58%, 01/11/01              1,000M         998,172
Verizon Global 6.5%, 01/12/01                             690M           688,629
Virginia Electric & Power 6.55%, 01/12/01                 688M           686,623
Wells Fargo & Co. 6.38%, 01/19/01                         1,000M         996,810
                                                                     -----------
TOTAL CORPORATE SHORT-TERM NOTES
(Cost $17,202,049)                                                    17,202,049
                                                                     -----------
TOTAL INVESTMENTS
(Amortized Cost $17,752,049)*                                         17,752,049

EXCESS OF ASSETS
OVER OTHER LIABILITIES 8.7%                                            1,692,416
                                                                     -----------
NET ASSETS                                                           $19,444,465
                                                                     ===========

--------------------------------------------------------------------------------


** Also cost for federal income tax purposes.


                       See Notes to Financial Statements.


16

================================================================================


SENTINEL VARIABLE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2000

-------------------------------------------------------------------------------------------------------------------
                                            SVPT           SVPT             SVPT           SVPT           SVPT
                                           COMMON         GROWTH          MID CAP          SMALL          MONEY
                                            STOCK          INDEX          GROWTH          COMPANY         MARKET
                                             FUND           FUND           FUND             FUND           FUND
-------------------------------------------------------------------------------------------------------------------

ASSETS
Investments at value                    $ 29,734,851   $  2,923,005    $ 22,299,259    $ 10,879,704   $ 17,752,049
Cash and cash equivalents                       --              155         408,350         109,707            555
Receivable for securities sold               411,573        422,009            --            53,324           --
Receivable for fund shares sold               99,850            993          92,764          89,315      1,811,238
Receivable for dividends and interest         30,297          1,692           1,463           5,126          2,144
Receivable from fund administrator            12,767            711           6,232           3,861          6,118
                                        ------------   ------------    ------------    ------------   ------------
Total Assets                              30,289,338      3,348,565      22,808,068      11,141,037     19,572,104
                                        ------------   ------------    ------------    ------------   ------------

LIABILITIES
Payable for securities purchased             395,778        425,461            --           272,599           --
Payable for fund shares repurchased           42,659           --               915           4,125         15,329
Payable to custodian bank                     30,062           --              --              --             --
Income dividend payable                         --             --              --              --           99,985
Accrued expenses                               9,865            840           7,818           3,113          6,390
Management fee payable                        11,402            765           9,416           4,104          4,001
Fund service fee payable                       2,760            588           2,265           1,154          1,934
                                        ------------   ------------    ------------    ------------   ------------
Total Liabilities                            492,526        427,654          20,414         285,095        127,639
                                        ------------   ------------    ------------    ------------   ------------
Net Assets Applicable to
     Outstanding Shares                 $ 29,796,812   $  2,920,911    $ 22,787,654    $ 10,855,942   $ 19,444,465
                                        ============   ============    ============    ============   ============

Shares Outstanding                         2,841,824        308,718       2,246,879       1,011,912     19,444,465
Net Asset Value and Maximum
     Offering Price Per Share           $      10.49   $       9.46    $      10.14    $      10.73   $       1.00

NET ASSETS REPRESENT
Shares of beneficial interest
     at par value                       $      2,842   $        309    $      2,247    $      1,012   $     19,444
Paid-in capital                           28,429,523      3,084,594      22,511,466      10,177,428     19,425,021
Accumulated undistributed net
     investment income                           830             76            --              --             --
Accumulated undistributed
     net realized gain (loss)
     on investments                          126,699        (20,759)        (23,386)          1,698           --
Unrealized appreciation
     (depreciation) of investments         1,236,918       (143,309)        297,327         675,804           --
                                        ------------   ------------    ------------    ------------   ------------
NET ASSETS                              $ 29,796,812   $  2,920,911    $ 22,787,654    $ 10,855,942   $ 19,444,465
                                        ============   ============    ============    ============   ============
Investments at Cost                     $ 28,497,933   $  3,066,314    $ 22,001,932    $ 10,203,900   $ 17,752,049
                                        ============   ============    ============    ============   ============


See Notes to Financial Statements.

================================================================================


SENTINEL VARIABLE PRODUCTS TRUST
STATEMENT OF OPERATIONS
For the period November 30, 2000 (commencement of operations) through December 31, 2000

---------------------------------------------------------------------------------------------------------------------
                                                  SVPT           SVPT          SVPT           SVPT           SVPT
                                                COMMON         GROWTH        MID CAP          SMALL         MONEY
                                                 STOCK          INDEX        GROWTH          COMPANY       MARKET
                                                  FUND           FUND          FUND            FUND         FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
Dividends                                    $    35,057    $     1,742    $     1,793    $     9,261    $      --
Interest                                           5,370          1,050          3,172          5,003        106,192
                                             -----------    -----------    -----------    -----------    -----------
Total Income                                 $    40,427    $     2,792    $     4,965    $    14,264    $   106,192
                                             -----------    -----------    -----------    -----------    -----------
Expenses:
Management advisory fee                           11,402            765          9,416          4,104          4,001
Transfer agent fees                                  333            333            333            333            333
Custodian fees                                     4,199          1,655          4,018          2,459          3,544
Accounting services                                2,427            255          1,931            822          1,601
Auditing fees                                      3,725            250          3,375          1,283          2,637
Legal fees                                         1,500             75            500            150            300
Reports and notices to shareholders                  500             50            250            150            250
Directors' fees and expenses                         345             36            274            117            228
Other                                                795             29            169             62            224
                                             -----------    -----------    -----------    -----------    -----------
Total Expenses                                    25,226          3,448         20,266          9,480         13,118
Expense Reimbursement                            (12,767)          (711)        (6,232)        (3,861)        (6,118)
Expense Offset                                    (1,199)        (1,255)          (767)        (1,109)          (793)
                                             -----------    -----------    -----------    -----------    -----------
Net Expenses                                      11,260          1,482         13,267          4,510          6,207
                                             -----------    -----------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS)                      29,167          1,310         (8,302)         9,754         99,985
                                             -----------    -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
Net realized gain (loss) on
     sales of investments                        126,699        (20,759)       (23,386)         1,975           --
Net change in unrealized
     appreciation (depreciation)               1,236,918       (143,309)       297,327        675,804           --
                                             -----------    -----------    -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS                           1,363,617       (164,068)       273,941        677,779           --
                                             -----------    -----------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS              $ 1,392,784    $  (162,758)   $   265,639    $   687,533    $    99,985
                                             ===========    ===========    ===========    ===========    ===========



See Notes to Financial Statements.


================================================================================

SENTINEL VARIABLE PRODUCTS TRUST
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------
                                                  SVPT           SVPT             SVPT             SVPT            SVPT
                                                 COMMON         GROWTH           MID CAP           SMALL           MONEY
                                               STOCK FUND     INDEX FUND        GROWTH FUND     COMPANY FUND   MARKET FUND
                                               Period from    Period from       Period from      Period from   Period from
                                              11/30/00 (A)    11/30/00 (A)      11/30/00 (A)     11/30/00 (A)  11/30/00 (A)
                                                through         through          through          through       through
                                                12/31/00       12/31/00          12/31/00         12/31/00      12/31/00
--------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)                  $     29,167    $      1,310    $     (8,302)   $      9,754    $     99,985
Net realized gain (loss) on sales of
     investments                                   126,699         (20,759)        (23,386)          1,975            --
Net change in unrealized appreciation
     (depreciation)                              1,236,918        (143,309)        297,327         675,804            --
                                              ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
     from operations                             1,392,784        (162,758)        265,639         687,533          99,985
                                              ------------    ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                         (28,337)         (1,234)           --           (10,031)        (99,985)
From net realized gain on investments                 --              --              --              --              --
                                              ------------    ------------    ------------    ------------    ------------
Total distributions to shareholders                (28,337)         (1,234)           --           (10,031)        (99,985)
                                              ------------    ------------    ------------    ------------    ------------
FROM SHARE TRANSACTIONS
Net proceeds from sales of shares                  884,319       3,063,681       1,855,241       2,234,816       7,529,897
Net asset value of shares in reinvestment
of dividends and distributions                      28,337           1,234            --            10,031          99,985
Net asset value of shares issued in
     exchange for net assets of
     another investment company                 27,804,811            --        21,014,272       7,942,354      18,562,828
                                              ------------    ------------    ------------    ------------    ------------
                                                28,717,467       3,064,915      22,869,513      10,187,201      26,192,710
Less: Payments for shares reacquired              (305,102)            (12)       (367,498)        (28,761)     (6,768,245)
                                              ------------    ------------    ------------    ------------    ------------
Increase in net assets from capital
     share transactions                         28,412,365       3,064,903      22,502,015      10,158,440      19,424,465
                                              ------------    ------------    ------------    ------------    ------------
TOTAL INCREASE IN NET ASSETS FOR PERIOD         29,776,812       2,900,911      22,767,654      10,835,942      19,424,465
Net Assets: Beginning of period                     20,000          20,000          20,000          20,000          20,000
                                              ------------    ------------    ------------    ------------    ------------
Net Assets: End of period                     $ 29,796,812    $  2,920,911    $ 22,787,654    $ 10,855,942    $ 19,444,465
                                              ============    ============    ============    ============    ============
Undistributed Net Investment Income at
     End of Period                            $        830    $         76    $       --      $       --      $       --
                                              ============    ============    ============    ============    ============


(A) Commencement of operations.





See Notes to Financial Statements.


================================================================================

SENTINEL VARIABLE PRODUCTS TRUST
FINANCIAL HIGHLIGHTS
Selected per share data and ratios
Selected data for a share outstanding throughout each fiscal period.

----------------------------------------------------------------------------------------------------------------
                                         SVPT         SVPT             SVPT             SVPT            SVPT
                                        COMMON       GROWTH           MID CAP           SMALL          MONEY
                                      STOCK FUND   INDEX FUND       GROWTH FUND      COMPANY FUND   MARKET FUND
                                      Period from  Period from      Period from       Period from    Period from
                                        11/30/00     11/30/00         11/30/00          11/30/00      11/30/00
                                        through      through          through           through       through
                                        12/31/00    12/31/00          12/31/00          12/31/00      12/31/00
                                         (A)(B)      (A)(B)            (A)(B)            (A)(B)        (A)(B)
----------------------------------------------------------------------------------------------------------------

Net asset value at
     beginning of period               $    10.00  $      10.00    $       10.00   $       10.00  $        1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income                        0.01       --               --                 0.01        --
Net realized and unrealized gain
     (loss) on investments                   0.49         (0.54)            0.14            0.73        --
Total from investment operations             0.50         (0.54)            0.14            0.74        --
LESS DISTRIBUTIONS
Dividends from net
     investment income                       0.01          0.00***       --                 0.01           0.00***
Distributions from realized
     gains on investments                    --            --               --              --             --
Total Distributions                          0.01          --               --                 0.01        --
Net asset value at
     end of period                     $    10.49  $       9.46    $       10.14   $       10.73  $        1.00

Total Return (%)*                            5.00++       (5.36)++          1.40++          7.40++         0.50++
RATIOS/SUPPLEMENTAL DATA
Ratio of net expenses to
     average net assets (%)                  0.51+         1.07+            0.73+           0.68+          0.44+
Ratio of expenses to average
      net assets before
     voluntary expense
     reimbursement(%)**                      1.04+         1.35+            1.05+           1.16+          0.82+
Ratio of net investment income
     (loss) to average net assets(%)         1.20+         0.51+           (0.43)+          1.19+          6.25+
Ratio of net investment income
     (loss) to average net assets
     before voluntary expense
     reimbursement(%)**                      0.68+         0.23+           (0.75)+          0.72+          5.86+
Portfolio turnover rate(%)                      8++          16++              1++             2++         --
Net assets at end of period
     (000 omitted)                     $   29,797     $   2,921       $   22,788      $   10,856     $   19,444



(A)  COMMENCED OPERATIONS NOVEMBER 30, 2000.
(B)  PER SHARE DATA CALCULATED UTILIZING AVERAGE DAILY SHARES OUTSTANDING.
+    ANNUALIZED
++   NOT ANNUALIZED
* TOTAL RETURN IS CALCULATED ASSUMING AN INITIAL INVESTMENT MADE AT THE NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DISTRIBUTIONS AT THE NET ASSET VALUE DURING THE PERIOD, AND A REDEMPTION ON THE LAST DAY OF THE PERIOD. TOTAL RETURN DOES NOT INCLUDE ANY FEES, CHARGES OR EXPENSES IMPOSED BY NATIONAL LIFE INSURANCE COMPANY, THE ISSUER OF VARIABLE ANNUITY AND LIFE INSURANCE CONTRACTS FOR WHICH THE FUNDS SERVE AS UNDERLYING INVESTMENT VEHICLES.
** EXPENSE REDUCTIONS ARE COMPRISED OF THE VOLUNTARY EXPENSE REIMBURSEMENTS AS DESCRIBED IN NOTE (3).
***  REPRESENTS LESS THAN $.005 OF AVERAGE DAILY SHARES OUTSTANDING.


See Notes to Financial Statements.

================================================================================

                         Notes to Financial Statements



1. ORGANIZATION:

The Sentinel Variable Products Trust (the "Trust") is a managed, open-end investment company, registered under the Investment Company Act of 1940, as amended, which continuously offers its shares, to separate accounts of National Life Insurance Company to serve as the investment vehicle for variable life insurance and annuity contracts. The Trust consists of five separate and distinct funds, four of which are diversified Common Stock, Mid Cap Growth, Small Company and Money Market, (the Growth Index Fund being non-diversified). The five funds of the Trust are referred to hereinafter collectively as the "Funds", and individually as a "Fund."

2. ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements.

A. SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximates market value. Portfolio securities of the Money Market Fund are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis, dividend income is recorded on the ex-dividend date. The cost of securities sold is determined by the use of the specific identification method. Market discount and original issue discount are accreted into income.

C. DIVIDENDS AND DISTRIBUTIONS: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the reclassification of net investment losses to net short-term capital gains or paid-in-capital. Reclassifications were made to reflect these differences as of December 31, 2000.

                             Accumulated       Accumulated
                            undistributed    undistributed net
                            net investment  realized gain (loss)      Paid-in
     Fund                   income (loss)      on investments         capital
     ----                   -------------      --------------         -------
SVPT Mid Cap Growth........   $8,302                 $ --             $(8,302)
SVPT Small Company ........      277                 (277)               --

D. REPURCHASE AGREEMENTS: Each Fund, to a limited extent, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always be at least equal to 102% of the repurchase price and that the custodian takes possession of such collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

E. OTHER: Direct expenses of a fund are charged to that Fund while common expenses of the Series are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts. Earnings credits are received from the custodian bank on cash balances and are reflected in the statement of operations as an expense offset. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

F. FEDERAL INCOME TAXES: No provision is made for Federal taxes as it is the Fund's intention to have each Fund continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from any Federal excise income taxes or income tax liability.

================================================================================


                         Notes to Financial Statements


3. MANAGEMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement, National Life Investment Management Company, Inc. (NLIMC), a wholly owned subsidiary of National Life Insurance Company, manages the Funds' investments and their business operations under the overall supervision of the Board of Trustees of Sentinel Variable Products Trust. NLIMC has the responsibility for making all investment decisions for the Funds. As compensation for services rendered under its advisory agreement, the Trust will pay to NLIMC a monthly fee determined as follows:

a)   WITH RESPECT TO THE COMMON STOCK, MID CAP GROWTH AND SMALL COMPANY FUNDS:
     0.50% per annum on the first $20 million of average daily net assets of each Fund; 0.40% per annum on the next $20 million of such assets of each Fund; and 0.30% per annum on such assets of each Fund in excess of $40 million.

b) WITH RESPECT TO GROWTH INDEX FUND: 0.30% per annum on the average daily net assets of the Fund

c) WITH RESPECT TO THE MONEY MARKET FUND: 0.25% per annum on the average daily net asset of the Fund.

NLIMC has voluntarily agreed for a period of at least until December 31, 2002 to waive the Funds' advisory fees or other expenses necessary to limit these Funds' overall expense ratios to the amounts shown below:

     Common Stock Fund ..........................  0.48%
     Mid Cap Growth Fund ........................  0.71%
     Small Company Fund .........................  0.57%
     Growth Index Fund ..........................  0.60%
     Money Market Fund ..........................  0.40%

These arrangements may be changed or terminated at any time after December 31, 2002.

For the month ended December 31, 2000 the amounts reimbursable are as follows Common Stock $12,767, Mid Cap Growth $6,232, Small Company $3,861, Growth Index $711 and Money Market $6,118.

Equity Services Inc. (ESI) another wholly owned subsidiary of National Life Insurance Company acts as the principal under-writer of shares of the Funds. ESI receives no compensation from the Trust for acting as principal underwriter.

Pursuant to the Fund Services Agreement with Sentinel Administrative Service Corporation ("Sentinel Service") a Vermont corporation which is a wholly owned subsidiary of National Life Insurance Company, the Trust receives certain transfer agency, fund accounting and financial administration services. For these services, the Fund Services Agreement provides for the Trust to pay to Sentinel Service a fixed fee totaling $20,000 per year for transfer agency services and a fee of 0.10% of average daily net assets of the Funds for fund accounting and financial administration services. For the one month period ended December 31, 2000 this fee totaled $8,701.

4. INVESTMENT TRANSACTIONS:

Purchases and sales (excluding short-term obligations) for the period ended December 31, 2000 are as follows:

                              Purchases of                 Sales of
                               other than  Purchase of    other than   Sales of
                                   U.S.         U.S.           U.S.      U.S.
                                Government  Government    Government  Government
                                direct and  direct and    direct and  direct and
                                  agency       agency        agency     agency
     Fund                      obligations   obligations obligations obligations
     ----                      -------------------------------------------------

Common Stock .............      $29,294,492     $--      $ 2,323,005     $--
Growth Index .............        3,548,947      --          461,874      --
Mid Cap Growth ...........       21,323,150      --          297,651      --
Small Company ............        9,579,002      --          226,930      --

(THE SENTINEL VARIABLE PRODUCTS TRUST MONEY MARKET FUND INVESTS ONLY IN SHORT-TERM OBLIGATIONS.)

5. SHARES OF BENEFICIAL INTEREST TRANSACTIONS:

There are an unlimited number of authorized shares for each Fund in the Trust. Each share has a par value of $0.001. Transactions in shares for the period ended December 31, 2000 were as follows:

                                          Shares                  Shares
                                         issued in              issued in
                                       reinvestment            exchange for       Net
                                       of dividends  Shares    net assets of    increase
                              Shares     and dis-    reac-      other invest-   in shares
Fund                           sold     tributions   quired       ment cos.    outstanding
----                           ----     ----------   ------       ---------    -----------

Common Stock .........       88,670        2,683       30,010    2,780,481    2,841,824
Growth Index .........      308,590          129            1         --        308,718
Mid Cap Growth .......      179,151         --         33,699    2,101,427    2,246,879
Small Company ........      219,509          921        2,753      794,235    1,011,912
Money Market .........    7,549,897       99,985    6,768,245   18,562,828   19,444,465

6. BUSINESS TRANSACTIONS:

On November 30, 2000, the Sentinel Variable Products Trust Common Stock Fund received an in-kind contribution consisting of securities and cash and cash equivalents of $27,804,811, the Sentinel Variable Products Trust Mid Cap Growth Fund received an in-kind contribution consisting of securities and cash and cash equivalents of $21,014,272, the Sentinel Variable Products Trust Small Company Fund received an in-kind contribution consisting of securities and cash and cash equivalents of $7,942,354, and the Sentinel Variable Products Trust Money Market Fund received an in-kind contribution consisting of cash and cash equivalents of $18,562,828 from the Provident Market Street Funds, an affiliate of National Life Insurance Company.

================================================================================


REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
SENTINEL VARIABLE PRODUCTS TRUST:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Sentinel Variable Products Trust Common Stock Fund, Sentinel Variable Products Trust Growth Index Fund, Sentinel Variable Products Trust Mid Cap Growth Fund, Sentinel Variable Products Trust Small Company Fund, and Sentinel Variable Products Trust Money Market Fund (constituting Sentinel Variable Products Trust, hereafter referred to as the "Funds") at December 31, 2000, the results of its operations, changes in its net assets and the financial highlights for the period November 30, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




PRICEWATERHOUSECOOPERS LLP
New York, New York
January 22, 2001

================================================================================

                             Trustees and Officers

SENTINEL VARIABLE PRODUCTS TRUST

THOMAS H. MACLEAY
CHAIRMAN AND TRUSTEE
President and Chief Operating Officer,
National Life Insurance Company

JOSEPH M. ROB
PRESIDENT
Chief Executive Officer,
Sentinel Management Company

WILLIAM D. MCMEEKIN
TRUSTEE
Community President,
The Howard Bank, N.A.

WILLIAM G. RICKER
TRUSTEE
President,
Denis, Ricker & Brown

THOMAS P. MALONE
VICE PRESIDENT AND TREASURER

D. RUSSELL MORGAN
SECRETARY

INVESTMENT ADVISOR
National Life Investment Management
Company, Inc.

PRINCIPAL UNDERWRITER
Equity Services, Inc.

COUNSEL
Brown & Wood LLP

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

CUSTODIAN AND DIVIDEND PAYING AGENT
State Street Bank - Kansas City

TRANSFER AGENT, SHAREHOLDER SERVICING
AGENT AND ADMINISTRATOR
Sentinel Administrative Service
Corporation

SENTINEL VARIABLE
PRODUCTS TRUST




Sentinel Variable Products Trust Common Stock Fund

Sentinel Variable Products Trust Growth Index Fund

Sentinel Variable Products Trust Mid Cap Growth Fund

Sentinel Variable Products Trust Small Company Fund

Sentinel Variable Products Trust Money Market Fund

THIS BROCHURE IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

DISTRIBUTED BY
Equity Services, Inc.
National Life Drive
Montpelier, Vermont 05604
(800) 233-4332





MK2473(1200)                                                      Cat. No. 63061